UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-102.6%

Alabama-7.4%
$3,724,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 1.300%, 01/01/2036 (Putable on 08/03/2017) (a)	$3,724,000
15,105,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, National Rural Utilities Finance-Series A 1.250%, 11/15/2038 (Putable on 11/15/2017) (a)	15,104,849
1,550,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 1.050%, 08/01/2037 (Putable on 08/01/2017) (a)	1,550,000
6,250,000	Eutaw Industrial Development Board, Mission Power Co. Greene County Project 2.500%, 12/01/2020 (Putable on 08/01/2017) (a)	6,250,000
1,075,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty Municipal) 1.030%, 11/15/2037 (Putable on 08/04/2017) (a)	1,075,000
18,200,000	Health Care Authority for Baptist Health Revenue-Series B 1.250%, 11/01/2042 (Putable on 08/03/2017) (a)	18,200,000
7,300,000	Tuscaloosa County Industrial Development Authority 1.000%, 09/01/2020 (Putable on 08/02/2017) (a)	7,300,000
25,150,000	West Jefferson Industrial Development Board, Alabama Power Company Miller Plant Project 0.900%, 12/01/2038 (Putable on 08/01/2017) (a)	25,150,000
		78,353,849

Alaska-2.3%
14,190,000	Alaska Housing Finance Corp. Home Mortgage Revenue-Series A (SPA: JPMorgan Chase Bank NA) 0.820%, 06/01/2032 (Putable on 08/01/2017) (a)	14,190,000
10,415,000	Alaska Housing Finance Corp. Home Mortgage Revenue-Series A (SPA: JPMorgan Chase Bank NA) 0.820%, 12/01/2036 (Putable on 08/01/2017) (a)	10,415,000
		24,605,000

Arizona-2.9%
14,100,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 1.100%, 09/01/2024 (Putable on 09/01/2017) (a)	14,100,000
15,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 1.300%, 12/01/2035 (Putable on 08/01/2017) (a)	15,000,000
1,375,000	Scottsdale Industrial Development Authority, Hospital Bonds, Scottsdale Healthcare-Series F (CS: Assured Guaranty Municipal) 1.050%, 09/01/2045 (Putable on 08/01/2017) (a)	1,375,000
		30,475,000

Arkansas-2.5%
17,037,000	Arkansas Development Finance Authority, Health Care Revenue, Baptist Memorial Health Care Corp. 1.250%, 09/01/2044 (Putable on 08/03/2017) (a)	17,037,000
500,000	Baxter County, Regional Medical Center-Series A 5.000%, 09/01/2017	501,365
8,500,000	City of Blytheville Revenue, Nucor Corp. Project 1.040%, 01/02/2033 (Putable on 08/02/2017) (a)	8,500,000
		26,038,365

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

California-7.0%
31,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 1.300%, 08/01/2023 (Putable on 08/01/2017) (a)(b)	31,500,000
420,000	California Statewide Communities Development Authority Industrial Development Revenue- Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.900%, 06/01/2020 (Putable on 08/02/2017) (a)	420,000
75,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series F (CS: Assured Guaranty Municipal) 1.050%, 07/01/2040 (Putable on 08/04/2017) (a)	75,000
14,200,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.690%, 11/01/2036 (Putable on 08/01/2017) (a)	14,200,000
14,175,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.650%, 11/01/2036 (Putable on 08/02/2017) (a)	14,175,000
13,750,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.600%, 11/01/2036 (Putable on 08/03/2017) (a)	13,750,000
		74,120,000

Colorado-0.1%
1,065,000	Colorado Housing & Finance Authority Economic Development, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.) 1.020%, 08/01/2020 (Putable on 08/03/2017) (a)	1,065,000

Connecticut-1.9%
3,400,000	Capital City Economic Development Authority-Series B (SPA: Bank Of America N.A.) 1.130%, 06/15/2024 (Putable on 08/02/2017) (a)	3,400,000
3,000,000	Capital City Economic Development Authority-Series B (SPA: Bank Of America N.A.) 1.130%, 06/15/2034 (Putable on 08/02/2017) (a)	3,000,000
7,500,000	Hartford County Metropolitan District, Bond Anticipation Notes-Series B 3.000%, 08/01/2018	7,605,375
5,600,000	State of Connecticut, General Obligation-Series B 4.000%, 05/15/2018	5,726,672
		19,732,047

Florida-8.9%
25,500,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 1.950%, 02/01/2029 (Putable on 08/03/2017) (a)	25,500,000
9,500,000	Lee County Industrial Development Authority, Florida Light & Power Co. 0.880%, 12/01/2046 (Putable on 08/01/2017) (a)	9,500,000
30,000,000	Lee County Industrial Development Authority, Florida Light & Power Co.-Series A 0.890%, 12/01/2046 (Putable on 08/01/2017) (a)	30,000,000
4,700,000	Liberty County, Industrial Development, Georgia Pacific Corp. Project 1.020%, 10/01/2028 (Putable on 08/03/2017) (a)	4,700,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 1.160%, (MUNIPSA*1 +50.000 bps) 05/20/2029 (Putable on 08/03/2017) (a)(b)	11,355,000
4,540,000	Orange Housing Finance Authority, Multifamily Housing-Series B (CS: Club at Eustis Partners) 1.080%, 01/15/2040 (Putable on 08/03/2017) (a)	4,540,000
7,750,000	Palm Beach County Special Purpose Facilities Revenue, FlightSafety Project 0.840%, 06/01/2020 (Putable on 08/03/2017) (a)	7,750,000
		93,345,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Georgia-2.5%
650,000	Bartow County Development Authority, Georgia Power Company Plant 2.375%, 09/01/2029 (Putable on 08/10/2017) (a)	650,150
700,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 1.350%, 12/01/2021 (Putable on 08/03/2017) (a)	700,000
20,000,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project-Series 2017 1.250%, 02/15/2047 (Putable on 08/03/2017) (a)	20,000,000
5,000,000	Puttable Floating Option Tax-Exempt Receipts, 1.080%, 10/01/2024 (Putable on 08/03/2017) (a)(b)	5,000,000
		26,350,150

Illinois-5.7%
46,360,000	Chicago Board of Education-Series-DCL-2012-001 (LOC: Dexia Credit Local) 1.270%, 03/01/2034 (Putable on 08/03/2017) (a)(b)	46,360,000
130,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 1.040%, 10/01/2017 (Putable on 08/03/2017) (a)	130,000
5,000,000	Public Building Commission of Chicago Revenue, School Reform Board of Trustees of the Board of Education-Series B (CS: NATL-RE) 5.250%, 12/01/2017	5,057,300
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 1.270%, 09/01/2018 (Putable on 08/02/2017) (a)	4,400,000
2,715,000	State of Illinois, General Obligation 5.500%, 08/01/2018	2,818,767
65,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 1.250%, 08/01/2017 (Putable on 08/03/2017) (a)	65,000
955,000	Will-Kankakee Regional Development, Triton Manufacturing Co., Inc. Project 1.050%, 08/01/2025 (Putable on 08/02/2017) (a)	955,000
		59,786,067

Indiana-1.7%
235,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 1.030%, 09/01/2020 (Putable on 08/02/2017) (a)	235,000
6,696,000	Elkhart County Revenue (CS: Pedcor Ivnts-2000-xli LP) 1.000%, 01/01/2035 (Putable on 08/03/2017) (a)	6,696,000
11,385,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 1.030%, 08/01/2030 (Putable on 08/02/2017) (a)	11,385,000
		18,316,000

Iowa-1.1%
12,000,000	State Finance Authority Midwestern Disaster Area Economic Development, CJ Bio America, Inc. Project (LOC: Korea Development Bank) 1.050%, 04/01/2022 (Putable on 08/03/2017) (a)	12,000,000

Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.100%, 03/01/2027 (Putable on 08/03/2017) (a)	1,000,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 02/01/2029 (Putable on 08/03/2017) (a)	1,000,000
250,000	Wichita Airport Authority, FlightSafety International, Inc.-Series A 0.840%, 11/01/2031 (Putable on 08/03/2017) (a)	250,000
		2,250,000

Kentucky-1.8%
14,200,000	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project-Series A 0.840%, 06/01/2021 (Putable on 08/03/2017) (a)	14,200,000
4,500,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 1.100%, 08/15/2023 (Putable on 08/15/2017) (a)	4,500,000
		18,700,000

Louisiana-2.4%
12,550,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 1.000%, 06/01/2029 (Putable on 08/02/2017) (a)(b)	12,550,000
1,600,000	Louisiana Public Facilities Authority, Air Products & Chemicals Project 0.820%, 08/01/2050 (Putable on 08/02/2017) (a)	1,600,000
375,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 1.190%, 07/01/2033 (Putable on 08/03/2017) (a)	375,000
1,105,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.820%, 09/01/2021 (Putable on 08/03/2017) (a)	1,105,000
10,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 1.250%, 03/15/2025 (Putable on 03/15/2018) (a)	10,025,800
		25,655,800

Maryland-1.7%
6,810,000	Maryland Economic Development Corp., Linemark Printing Project 1.320%, 12/01/2033 (Putable on 08/04/2017) (a)	6,810,000
950,000	Maryland Economic Development Corp., Redrock LLC Facilities 1.320%, 11/01/2022 (Putable on 08/04/2017) (a)	950,000
7,550,000	Maryland Industrial Development Financing Authority, Various Refunding Occidental Petroleum Corp. 0.940%, 03/01/2030 (Putable on 08/02/2017) (a)	7,550,000
2,255,000	Washington County, Conservit, Inc. Facilities 1.320%, 02/01/2023 (Putable on 08/04/2017) (a)	2,255,000
		17,565,000

Michigan-0.6%
6,400,000	Michigan State Housing Development Authority-Series A (SPA: JPMorgan Chase Bank NA) 0.800%, 10/01/2037 (Putable on 08/01/2017) (a)	6,400,000

Mississippi-9.5%
10,600,000	Mississippi Business Finance Corp., Power Company Project (CS: Mississippi Power Company) 2.500%, 07/01/2025 (Putable on 08/01/2017) (a)	10,600,000
9,400,000	Mississippi Business Finance Corp., Power Company Project (CS: Mississippi Power Company) 2.500%, 12/01/2027 (Putable on 08/01/2017) (a)	9,400,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

13,520,000	Mississippi Business Finance Corp., Power Company Project 2.500%, 05/01/2028 (Putable on 08/01/2017) (a)	13,520,000
63,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.410%, 11/01/2032 (Putable on 08/03/2017) (a)	63,000,000
3,840,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 1.200%, 03/01/2033 (Putable on 08/03/2017) (a)	3,840,000
		100,360,000

Missouri-0.2%
1,000,000	Missouri Development Finance Board Revenue, Independence Missouri-Eastland Centre Project-Series A 5.000%, 04/01/2018	1,023,050
1,000,000	Missouri Development Finance Board Revenue, Independence Missouri-Hartman Heritage Project 3.000%, 04/01/2018	1,009,950
		2,033,000

New Jersey-4.3%
13,295,000	Borough of Keansburg, Bond Anticipation Notes, General Obligation 2.000%, 08/02/2017	13,295,266
850,000	Gloucester County Improvement Authority, Waste Management, Inc.-Series B 2.500%, 12/01/2029 (Putable on 12/01/2017) (a)	853,204
26,300,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project-Series B (LOC: Sovereign Bank N.A.) 1.030%, 07/01/2030 (Putable on 08/02/2017) (a)	26,300,000
5,000,000	New Jersey Transportation Trust Fund Authority, Transportation System-Series A 5.000%, 12/15/2017	5,072,550
		45,521,020

New York-17.2%
10,400,000	Addison Central School District, Bond Anticipation Notes 2.000%, 06/26/2018	10,474,880
3,500,000	Binghamton City School District, Tax Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 12/18/2017	3,511,515
3,083,593	City of Elmira, Bond Anticipation Notes 3.000%, 08/03/2018	3,107,553
3,500,000	City of Fulton, Bond Anticipation Notes, General Obligation 2.000%, 07/27/2018	3,512,950
6,930,361	City of Glen Cove, Bond Anticipation Notes-Series B 2.000%, 09/13/2017	6,933,826
1,100,000	City of Long Beach, Bond Anticipation Notes-Series B 2.000%, 02/15/2018	1,104,103
4,000,000	City of Long Beach, Revenue Anticipation Notes 2.000%, 06/22/2018	4,024,240
4,200,000	City of Long Beach, Tax Anticipation Notes 2.000%, 06/22/2018	4,225,452
6,325,000	City of New York 0.690%, 06/01/2036 (Putable on 08/02/2017) (a)	6,325,000
16,800,000	County of Clinton, Bond Anticipation Notes-Series B 2.375%, 06/08/2018	16,976,064
9,090,420	East Ramapo Central School District, BANS 2.500%, 04/27/2018	9,169,052
13,000,000	Fonda-Fultonville Central School District, Bond Anticipation Notes, General Obligation 2.000%, 08/04/2017	13,001,170
10,195,000	Herkimer Central School District, Bond Anticipation Notes 2.000%, 08/11/2017	10,197,141

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

24,970,000	Lewiston-Porter Central School District, Bond Anticipation Notes 2.000%, 06/14/2018	25,169,510
9,925,000	New York City Housing Development Corp. (SPA: Wells Fargo Bank N.A.) 0.810%, 05/01/2057 (Putable on 08/03/2017) (a)	9,925,000
1,300,000	New York City Industrial Development Agency, Novelty Crystal Corp. Project. 1.270%, 12/01/2034 (Putable on 08/03/2017) (a)	1,300,000
16,100,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 1.250%, 05/01/2030 (Putable on 08/01/2017) (a)	16,100,000
3,700,000	New York State Housing Finance Agency-Series A (LOC: Bank Of China) 0.820%, 05/01/2048 (Putable on 08/01/2017) (a)	3,700,000
8,000,000	Rockland County, TANS 2.500%, 03/22/2018	8,059,040
14,970,000	State Mortgage Agency Revenue, Homeowner Mortgage-Series 135 (LOC: Dexia Credit Local) 0.830%, 04/01/2037 (Putable on 08/01/2017) (a)	14,970,000
10,115,000	Utica School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 07/20/2018	10,171,948
		181,958,444

North Carolina-3.0%
18,900,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 1.040%, 11/01/2033 (Putable on 08/02/2017) (a)	18,900,000
13,100,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 1.040%, 11/01/2033 (Putable on 08/02/2017) (a)	13,100,000
		32,000,000

North Dakota-1.4%
14,700,000	Mercer County Pollution Control 1.000%, 09/06/2017	14,700,000

Ohio-0.3%
2,700,000	State of Ohio Revenue, Universal Forest Products (LOC: JPMorgan Chase Bank NA) 1.020%, 10/01/2020 (Putable on 08/03/2017) (a)	2,700,000

Pennsylvania-3.5%
635,000	Franklin County Industrial Development Authority, Precast System LLC Project-Series A 1.320%, 11/01/2021 (Putable on 08/04/2017) (a)	635,000
240,000	Lancaster Industrial Development Authority, Henry Molded Products-Series C 1.320%, 02/01/2020 (Putable on 08/03/2017) (a)	240,000
13,500,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project 1.300%, 06/01/2044 (Putable on 10/02/2017) (a)	13,500,000
4,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 1.250%, 04/01/2019 (Putable on 10/02/2017) (a)	4,000,000
3,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 1.250%, 08/01/2045 (Putable on 08/01/2017) (a)	3,000,000
1,500,000	Pennsylvania Higher Educational Facilities Authority, Variable AICUP Financing Program-Series T2 1.500%, 05/01/2030 (Putable on 05/01/2018) (a)	1,500,105
14,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University-Series 2017B 1.150%, 09/01/2050 (Putable on 08/03/2017) (a)	14,000,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

480,000	York County Industrial Development Authority, York Sheet Metal Project 1.320%, 08/01/2018 (Putable on 08/02/2017) (a)	480,000
		37,355,105

Tennessee-2.3%
8,100,000	Clarksville Public Building Authority 0.790%, 02/01/2038 (Putable on 08/01/2017) (a)	8,100,000
16,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 1.250%, 07/02/2035 (Putable on 08/01/2017) (a)	16,000,000
		24,100,000

Texas-6.2%
2,635,000	City of Wichita Falls TX Water & Sewer System 2.000%, 08/01/2017	2,635,000
4,680,000	Dallas Independent School District, Multi-Modal School Building-Series B-2 4.000%, 02/15/2036 (Putable on 02/15/2018) (a)	4,757,501
9,100,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project (CS: Obh LLC) 0.840%, 07/01/2032 (Putable on 08/03/2017) (a)	9,100,000
5,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 1.300%, 01/01/2026 (Putable on 08/01/2017) (a)	5,000,000
170,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2018	171,448
125,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2018	124,920
1,400,000	Port of Corpus Christi Authority of Nueces County, Flint Hills Resources LP, Project 1.000%, 01/01/2032 (Putable on 08/02/2017) (a)	1,400,000
25,000,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project 1.000%, 01/01/2030 (Putable on 08/02/2017) (a)	25,000,000
17,150,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project-Series A 0.940%, 07/01/2029 (Putable on 08/02/2017) (a)(b)	17,150,000
		65,338,869

Utah-0.2%
2,500,000	Tender Option Bond Trust Receipts/Certificates 1.070%, 07/01/2042 (Putable on 08/03/2017) (a)(b)	2,500,000

Vermont-0.7%
2,950,000	Vermont Housing Finance Agency 0.920%, 05/01/2033 (Putable on 08/02/2017) (a)	2,950,000
4,455,000	Vermont Housing Finance Agency-Series A (LOC: DEXIA Credit Local) 0.920%, 05/01/2037 (Putable on 08/02/2017) (a)	4,455,000
		7,405,000

West Virginia-2.3%
24,000,000	West Virginia Economic Development Authority, Appalachian Power Co.-Series A 1.090%, 02/01/2036 (Putable on 08/03/2017) (a)	24,000,000

Wisconsin-0.5%
2,390,000	Marshfield Housing Authority, Wildwood Regency Housing LLC Project. 1.010%, 09/01/2033 (Putable on 08/03/2017) (a)	2,390,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

475,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 1.200%, 08/01/2020 (Putable on 08/03/2017) (a)	475,000
2,490,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 1.200%, 11/01/2036 (Putable on 08/03/2017) (a)	2,490,000
250,000	Wisconsin State Health & Educational Facilities, Community Care, Inc. (LOC: Bank Of Montreal) 1.200%, 09/01/2032 (Putable on 08/03/2017) (a)	250,000
		5,605,000

Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 1.030%, 06/01/2024 (Putable on 08/02/2017) (a)	2,855,000
	Total Municipal Bonds (Cost $1,083,080,677)	1,083,188,716

Shares

Money Market Funds-0.0% (c)
96,560	BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.71%	96,560
	Total Money Market Funds (Cost $96,598)	96,560
Total Investments (Cost $1,083,177,275) (d) - 102.6%		1,083,285,276
Liabilities in Excess of Other Assets-(2.6)%		(27,355,054)
TOTAL NET ASSETS 100.0%		$1,055,930,222

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2017.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 12.0% of the Fund’s net assets.
(c) Amount is less than 0.05%.
(d) See Note 2B for the cost of investments for federal tax purposes.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
LOC-Line of Credit
MUNIPSA-SIFMA Municipal Swap Index Yield Analysis
NA-North America
NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.
SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-101.6%

Alabama-3.0%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023	$750,997
500,000	Alabama Special Care Facilities Financing Authority-Birmingham Revenue, Methodist Homes for the Aging-Series 2015-1 5.250%, 06/01/2025	563,815
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2018	50,074
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2019	49,984
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2020	49,840
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2021	49,647
290,000	City of Jemison AL Water & Sewer-Series A 3.500%, 03/01/2026	280,987
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021	852,881
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023	160,274
2,855,000	Jefferson County, Ltd. Obligation School Warrants-Series A 4.750%, 01/01/2025	2,858,711
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2018	65,367
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2019	70,841
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2020	71,078
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2021	71,166
425,000	Selma Industrial Development Board Revenue, Zilkha Biomass Selma LLC Project 7.500%, 05/01/2025 (a)	306,000
250,000	West Jefferson Industrial Development Board, Alabama Power Company Miller Plant Project 0.900%, 12/01/2038 (Putable on 08/01/2017) (b)	250,000
		6,501,662

Alaska-2.8%
6,115,000	Alaska Housing Finance Corp. Home Mortgage Revenue-Series A (SPA: JPMorgan Chase Bank NA) 0.820%, 06/01/2032 (Putable on 08/01/2017) (b)	6,115,000

Arizona-2.4%
385,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2022 (a)	400,173
405,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2023 (a)	421,358
625,000	Glendale Industrial Development Authority; Glencroft Retirement Obligation 4.250%, 11/15/2026	615,075
210,000	Industrial Development Authority of the City of Phoenix Revenue, Freedom Academy, Inc. (CS: Freedom Academy, Inc.) 3.875%, 07/01/2021 (a)	212,161
725,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2021 (a)	780,317

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

500,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2026 (a)	552,965
500,000	Maricopa County Industrial Development, Paradise Schools Project 2.875%, 07/01/2021 (a)	499,715
1,250,000	Maricopa County Industrial Development, Paradise Schools Project 4.000%, 07/01/2026 (a)	1,274,400
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	201,682
125,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (a)	125,310
105,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (a)	108,776
		5,191,932

Arkansas-0.4%
200,000	County of Boone, Arkansas Hospital, North Arkansas Regional Medical Center Project 2.950%, 05/01/2019	200,198
200,000	County of Boone, Arkansas Hospital, North Arkansas Regional Medical Center Project-Series 2011 2.625%, 05/01/2018	200,170
500,000	Public Housing Authority Municipal Series 1 LLC 3.000%, 09/01/2026 (Putable on 09/01/2017) (a)(b)	499,575
		899,943

California-2.8%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (a)	258,427
1,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue 7.000%, 07/01/2022 (a)	1,028,590
2,500,000	California School Finance Authority, Ocean Charter School 6.000%, 01/01/2019 (a)	2,489,525
170,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021	170,058
130,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021	130,046
1,000,000	Palomar Pomerado Health Care (CS: Palomar Health) 5.500%, 11/01/2019	1,049,210
985,000	Tobacco Securitization Authority of Northern California Revenue-Series A-2 5.400%, 06/01/2027	985,739
		6,111,595

Colorado-0.3%
110,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	110,134
500,000	Lambertson Farms Metropolitan District No. 1, General Obligation 5.000%, 12/15/2025	501,195
		611,329

Connecticut-2.1%
1,000,000	Connecticut State Health & Educational Facility Authority-Series F (CS: Masonicare Corp Oblig Grp) 5.000%, 07/01/2024	1,135,330
1,000,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project 2.875%, 09/01/2020 (a)	1,000,130
1,900,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project-Series B-1 3.250%, 09/01/2021 (a)	1,904,085

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

395,000	Mohegan Tribe of Indians of Connecticut Revenue-Series C 4.750%, 02/01/2020 (a)	398,271
		4,437,816

District of Columbia-1.4%
475,000	District of Columbia, Howard University-Series A 5.250%, 10/01/2022	495,131
665,000	District of Columbia, Ingleside Rock Creek Project-Series A 4.125%, 07/01/2027	660,970
1,500,000	District of Columbia, Ingleside Rock Creek Project-Series B 3.875%, 07/01/2024	1,500,060
220,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	218,623
245,000	District of Columbia, National Law Enforcement Officers Memorial Fund, Inc.-Series B 5.750%, 07/01/2025	245,492
		3,120,276

Florida-1.8%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024	215,115
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025	171,985
90,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	90,665
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021	221,126
200,000	City of Tampa, Solid Waste System Revenue 5.000%, 10/01/2020	219,706
600,000	County of St. Lucie Florida, Solid Waste Disposal, Florida Power & Light Co. 0.740%, 05/01/2024 (Putable on 08/01/2017) (b)	600,000
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)	99,592
700,000	Lee County Industrial Development Authority, Florida Light & Power Co. 0.880%, 12/01/2046 (Putable on 08/01/2017) (b)	700,000
100,000	Liberty County, Industrial Development, Georgia Pacific Corp. Project 1.020%, 10/01/2028 (Putable on 08/03/2017) (b)	100,000
745,000	Palm Beach County Special Purpose Facilities Revenue, FlightSafety Project 0.840%, 06/01/2020 (Putable on 08/03/2017) (b)	745,000
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (a)	225,745
50,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	51,049
500,000	Village Community Development District #12, Special Assessment Revenue 2.875%, 05/01/2021	510,720
		3,950,703

Georgia-1.4%
1,250,000	Atlanta Development Authority, Georgia Proton Treatment Center Project 6.000%, 01/01/2023	1,261,062
1,000,000	Atlanta Development Authority, Georgia Proton Treatment Center Project 6.500%, 01/01/2029	1,018,090
705,000	Turner County School District, Guaranteed Energy Saving Project 4.500%, 12/01/2019	705,092
		2,984,244

Guam-0.2%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021	270,137

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

200,000	Territory of Guam-Series A 5.000%, 12/01/2017	202,368
		472,505

Idaho-0.5%
900,000	Idaho Housing & Finance Association; Idaho Arts Charter School-Series A 4.000%, 12/01/2026	938,061
200,000	Idaho Housing & Finance Association; Victory Charter School-Series A 4.000%, 07/01/2026	208,528
		1,146,589

Illinois-9.9%
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022	156,376
225,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2020	226,379
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,321
75,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2018	77,885
725,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2019	730,930
3,855,000	Chicago Board of Education, General Obligation-Series A 6.000%, 01/01/2020	4,012,708
195,000	Chicago Board of Education, Refunding-Series G 9.000%, 03/01/2032 (Putable on 08/03/2017) (b)	195,000
150,000	City of Chicago-Series A 4.000%, 01/01/2019	151,661
210,000	City of Chicago-Series A 4.000%, 01/01/2020	210,227
90,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024	90,050
135,000	City of Chicago, General Obligation-Series A 5.000%, 01/01/2018	136,029
10,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2023	10,031
40,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	40,125
1,000,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2027	1,012,700
965,000	City of Chicago, General Obligation-Series C (CS: NATL-RE) 5.000%, 01/01/2019	978,771
1,000,000	Cook County Community College District No. 524. Moraine Valley-Series B 5.000%, 12/01/2021	1,012,440
600,000	Cook County School District No. 144, Prairie Hills-Series A 4.000%, 12/01/2033	608,454
1,200,000	Cook County, General Obligation-Series B 5.000%, 11/15/2018	1,213,560

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

300,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024	304,521
420,000	Illinois Finance Authority, Belmont School Project 4.500%, 12/01/2020 (a)	425,153
450,000	Illinois Finance Authority, Roosevelt University Project 5.000%, 04/01/2018	450,112
1,035,000	Illinois Finance, Benedictine University 5.000%, 10/01/2025	1,165,410
715,000	Kendall County, General Obligation 3.750%, 12/15/2019	721,721
635,000	Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth, General Obligation 4.500%, 10/01/2018	638,467
1,000,000	Public Building Commission of Chicago, School Reform Board of Trustees of the Board of Education-Series B ((CS: NATL-RE)) 5.250%, 12/01/2018	1,042,880
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	161,773
745,000	State of Illinois, General Obligation (INS. Assured Guaranty) 4.000%, 02/01/2030	767,573
740,000	State of Illinois, General Obligation 5.000%, 02/01/2020	781,706
2,000,000	State of Illinois, General Obligation 5.000%, 08/01/2024	2,149,660
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021	53,719
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	181,629
400,000	Village of Sauk, Illinois, Cook and Will Counties, General Obligation, Tax Increment Bonds 4.300%, 12/01/2023	410,684
300,000	Village of Sauk, Illinois, Cook and Will Counties, General Obligation, Tax Increment Bonds 4.600%, 12/01/2026	306,426
245,000	Village of Willow Springs-Series A 4.500%, 12/15/2022	245,390
280,000	Village of Willow Springs-Series A 4.700%, 12/15/2025	280,370
285,000	Village of Willow Springs-Series C 4.450%, 12/15/2021	285,470
		21,336,311

Indiana-0.3%
100,000	City of Anderson, Economic Development Revenue, Anderson University Project 5.000%, 10/01/2024	100,054
205,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024	231,105
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	242,086
50,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2019	52,403
		625,648

Iowa-0.2%
430,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	422,023

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Kansas-3.7%
2,000,000	City of Derby Revenue, Kansas Sales Tax Special Obligation 4.000%, 03/01/2025	2,000,620
575,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethany College-Series A 6.950%, 05/01/2018 (a)	578,720
250,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethel College-Series D 4.150%, 05/01/2018	251,760
200,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Central Christian College-Series B 4.900%, 05/01/2018	201,398
2,500,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University-Series C 5.000%, 05/01/2018	2,512,875
210,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022	210,334
2,310,000	Wichita Airport Authority, FlightSafety International, Inc.-Series A 0.840%, 11/01/2031 (Putable on 08/03/2017) (b)	2,310,000
		8,065,707

Kentucky-2.6%
3,600,000	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project-Series A 0.840%, 06/01/2021 (Putable on 08/03/2017) (b)	3,600,000
500,000	Kentucky Economic Development Finance Authority, Temps-85, Masonic Home Independent 3.250%, 05/15/2022	495,175
1,500,000	Ohio County Revenue, Big Rivers Electric Project-Series A (CS: Big Rivers Electric Corp.) 6.000%, 07/15/2031	1,525,410
		5,620,585

Louisiana-1.0%
1,650,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 1.000%, 06/01/2029 (Putable on 08/02/2017) (a)(b)	1,650,000
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St. James Place of Baton Rouge-Series A 5.500%, 11/15/2025	258,912
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (b)	265,730
		2,174,642

Maryland-1.1%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024	109,670
1,445,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. 5.750%, 09/01/2025	1,470,547
450,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue 5.000%, 01/01/2021	496,485
355,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue-Series A 5.000%, 01/01/2020	382,030
		2,458,732

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Massachusetts-1.0%
1,500,000	Massachusetts Development Finance Agency, UMass Boston Student Housing Project; Provident Commonwealth Education Resource 5.000%, 10/01/2024	1,692,975
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021	458,271
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022	50,892
		2,202,138

Michigan-2.1%
500,000	Calhoun County Hospital Finance Authority Refunding Bonds, Oaklawn Hospital 5.000%, 02/15/2024	557,670
115,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	115,692
315,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	323,401
1,000,000	Michigan Municipal Bond Authority, Local Government Public Improvement-Series A (CS: AMBAC) 5.000%, 12/01/2018	1,001,690
1,050,000	Michigan State Housing Development Authority-Series A (SPA: JPMorgan Chase Bank NA) 0.800%, 10/01/2037 (Putable on 08/01/2017) (b)	1,050,000
665,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	651,122
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025	205,456
610,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022	607,255
		4,512,286

Minnesota-0.8%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	564,062
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	150,529
200,000	City of International Falls Revenue, Boise Cascade Corp. Project (CS: Officemax, Inc.) 5.650%, 12/01/2022	200,268
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	308,469
495,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (a)	514,157
		1,737,485

Mississippi-2.8%
980,000	Mississippi Business Finance Corp., Northrop Grumman Ship System 4.550%, 12/01/2028	980,216
5,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.410%, 11/01/2032 (Putable on 08/03/2017) (b)	5,000,000
		5,980,216

Missouri-0.8%
555,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 4.000%, 11/15/2021	573,970

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

625,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2022	671,081
350,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2023	378,340
		1,623,391

Montana-0.2%
500,000	City of Kalispell, Montana, Housing and Healthcare Facilities (CS: Immanuel Lutheran Corp. Project) 3.400%, 11/15/2022	502,235

Nebraska-0.3%
615,000	Scotts Bluff County Hospital Authority-Series A (CS: Regional West Medical Center) 5.000%, 02/01/2022	674,218

Nevada-0.1%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B (CS: AMBAC) 4.000%, 08/01/2017	250,000

New Hampshire-0.1%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (a)(b)	248,150

New Jersey-6.0%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	413,913
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)	102,998
540,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (CS: United Airlines, Inc.) 4.875%, 09/15/2019	555,790
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024	521,405
2,250,000	New Jersey Economic Development Authority, Motor Vehicle Surcharge-Series A 5.000%, 07/01/2027	2,297,407
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025	145,244
700,000	New Jersey Economic Development Authority, School Facilities Construction-Series E 5.000%, 09/01/2023	739,347
2,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Bond 5.000%, 06/15/2021	2,138,900
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,188
405,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023	406,519
1,000,000	New Jersey Transportation Trust Fund Authority, FED Highway Reimbursement Notes 5.000%, 06/15/2024	1,027,810
2,000,000	New Jersey Transportation Trust Fund Authority, FED Highway Reimbursement Notes-Series A 5.000%, 06/15/2028	2,045,680
2,500,000	Tobacco Settlement Financing Corp. 5.000%, 06/01/2029	2,500,175

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

5,000	Tobacco Settlement Financing Corp. Revenue-Series 1-A 4.625%, 06/01/2026	5,000
		12,955,376

New Mexico-0.0% (c)
40,000	City of Albuquerque, Karsten Co.-Series A (LOC: U.S. Bank N.A.) 3.000%, 12/01/2017 (Putable on 08/03/2017) (b)	40,000
15,000	City of Albuquerque, Karsten Co.-Series B 3.000%, 12/01/2017 (Putable on 08/03/2017) (b)	15,000
		55,000

New York-6.1%
300,000	Brookhaven Local Development Corp. 5.000%, 11/01/2021	334,626
250,000	Brookhaven Local Development Corp. 5.000%, 11/01/2022	282,765
895,000	Buffalo & Erie County Industrial Land Development Corp, Charter School for Applied Technologies Project. 4.000%, 06/01/2022	945,227
1,200,000	City of Poughkeepsie, Bond Anticipation Notes-Series A 4.000%, 05/04/2018	1,209,000
1,150,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026 (Putable on 05/31/2017) (b)	1,150,115
1,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.750%, 01/16/2018	1,003,370
1,200,000	New York City Housing Development Corp. (SPA: Wells Fargo Bank N.A.) 0.810%, 05/01/2057 (Putable on 08/03/2017) (b)	1,200,000
445,000	New York State Dormitory Authority, Touro College And University-Series A 4.000%, 01/01/2023	473,471
15,000	New York State Dormitory Authority, Yeshiva University (CS: Yeshiva University) 5.000%, 09/01/2017	15,039
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	454,256
95,000	New York State Dormitory Authority, Yeshiva University-Series A (CS: Yeshiva University) 5.000%, 11/01/2019	97,920
500,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2018	514,995
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022	106,923
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	105,310
550,000	State Mortgage Agency Revenue, Homeowner Mortgage-Series 135 (LOC: Dexia Credit Local) 0.830%, 04/01/2037 (Putable on 08/01/2017) (b)	550,000
115,000	Suffolk Tobacco Asset Securitization Corp., General Obligation-Series A 5.000%, 06/01/2018	117,969
2,000,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series C 4.000%, 06/01/2018	2,033,780
675,000	Town of Oyster Bay, General Obligation Public Improvement 3.000%, 08/15/2017	674,899
2,000,000	Village of Johnson City, Bond Anticipation Notes 3.750%, 10/05/2017	2,001,860
		13,271,525

Ohio-3.4%
2,910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024	2,733,101

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

2,150,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024	2,043,102
1,110,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Assets-Backed Bonds-Series A-1 5.750%, 06/01/2034	1,030,813
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,256
255,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	255,209
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024	203,780
750,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project-Series E 5.625%, 10/01/2019	778,260
		7,445,521

Oklahoma-1.4%
1,510,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 4.750%, 11/01/2023	1,473,262
1,500,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 5.250%, 11/01/2024	1,476,825
		2,950,087

Oregon-0.1%
60,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2019	61,968
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024	110,894
		172,862

Pennsylvania-8.0%
250,000	Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bond 5.000%, 05/01/2022 (a)	268,965
325,000	Chester County Health & Education Facilities Authority, Simpson Senior Services Project 5.000%, 12/01/2025	342,394
735,000	City of Scranton, TRANS 2.500%, 12/15/2017	735,191
1,150,000	Dauphin County General Authority, Harrisburg University of Science and Technology Project 4.000%, 10/15/2022 (a)	1,155,302
1,650,000	Dauphin County General Authority, Harrisburg University of Science and Technology Project 5.000%, 10/15/2027 (a)	1,726,065
175,000	Delaware County Authority Revenue, Eastern University(CS: Eastern University) 3.125%, 10/01/2018	174,788
505,000	Delaware County Authority Revenue, Eastern University(CS: Eastern University) 4.000%, 10/01/2019	507,055
1,500,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project-Series A 5.000%, 06/01/2031 (a)	1,538,850
1,000,000	Hospitals & Higher Education Facilities of Philadelphia-Series B (CS: Temple University Health System Obligated Group) 6.250%, 07/01/2023	1,004,440
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023	110,729
1,280,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	1,320,845

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

3,100,000	Pennsylvania Economic Development Financing Authority, Colver Project 5.000%, 12/01/2037 (Putable on 09/01/2020) (b)	3,122,723
695,000	Philadelphia Authority for Industrial Development Revenue, Discovery Charter School Project 5.000%, 04/01/2022	719,165
800,000	Philadelphia Authority for Industrial Development Revenue, Kipp Philadelphia Charter School Project-Series A 4.000%, 04/01/2026	806,384
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026	380,673
2,000,000	Philadelphia School District-Series F 5.000%, 09/01/2024	2,276,560
135,000	Pottsville Hospital Authority, Schuylkill Health System Project 5.250%, 07/01/2033 (a)	144,203
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022	223,764
100,000	Scranton School District-Series B 5.000%, 06/01/2023	113,302
100,000	Scranton School District-Series B 5.000%, 06/01/2024	114,250
100,000	Scranton School District-Series B 5.000%, 06/01/2025	114,834
345,000	Scranton School District-Series D 5.000%, 06/01/2027	401,963
		17,302,445

Puerto Rico-5.7%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	216,155
3,290,000	Commonwealth of Puerto Rico-Series A (CS: NATL-RE) 5.500%, 07/01/2020	3,508,094
1,030,000	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2020	1,098,279
115,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	121,662
265,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2018	272,110
885,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A 5.500%, 07/01/2019	927,454
860,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2019	901,254
125,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A 5.500%, 07/01/2021	135,009
100,000	Puerto Rico Electric Power Authority-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2020	102,134
230,000	Puerto Rico Electric Power Authority-Series MM 5.000%, 07/01/2019	238,910
265,000	Puerto Rico Electric Power Authority-Series NN 5.250%, 07/01/2019	276,491
205,000	Puerto Rico Electric Power Authority-Series PP 5.000%, 07/01/2023	208,448
260,000	Puerto Rico Electric Power Authority-Series SS 5.000%, 07/01/2022	264,373

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

235,000	Puerto Rico Electric Power Authority-Series SS 4.000%, 07/01/2019	235,369
155,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2020	157,861
335,000	Puerto Rico Electric Power Authority-Series UU 4.500%, 07/01/2018	340,993
250,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2020	255,335
390,000	Puerto Rico Highway & Transportation Authority-Series A 5.500%, 07/01/2019	408,708
200,000	Puerto Rico Highways & Transportation Authority-Series E 5.500%, 07/01/2023	223,438
500,000	Puerto Rico Municipal Finance Agency-Series C 5.250%, 08/01/2017	500,000
500,000	Puerto Rico Public Buildings Authority-Series F (INS. Assured Guaranty) 5.250%, 07/01/2019	525,015
115,000	Puerto Rico Public Buildings Authority-Series F 5.250%, 07/01/2019	119,986
1,165,000	Puerto Rico Public Buildings Authority, Government Facilities-Series F 5.250%, 07/01/2021	1,272,774
		12,309,852

Rhode Island-0.7%
680,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2022	750,679
500,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2023	557,820
100,000	Rhode Island Health & Educational Building Corp., Hospital Financing-Care New England-Series A 5.000%, 09/01/2021	114,905
		1,423,404

South Carolina-0.7%
85,000	Clarendon Hospital District, General Obligation 4.500%, 04/01/2018	86,994
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	69,255
1,500,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (CS: Upstate Senior Living Obligation) 4.000%, 11/15/2032	1,427,250
		1,583,499

Tennessee-0.7%
1,000,000	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Project-Series A 5.000%, 09/01/2024	1,120,570
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018	360,066
		1,480,636

Texas-13.9%
650,000	Arlington Higher Education Finance Corp. Revenue, Newman International Academy-Series A 4.375%, 08/15/2026	648,791

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

300,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2023	336,462
150,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2024	169,393
500,000	Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.000%, 12/01/2021	541,125
150,000	City of Houston Airport System, United Airlines, Inc.-Series C 5.000%, 07/15/2020	160,113
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	210,526
215,000	City of Rowlett, Bayside Public Improvement District 4.900%, 09/15/2024	209,447
685,000	Dallas County Schools, Public Property Finance Contractual Obligation 3.000%, 06/01/2018	638,762
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023	83,673
50,000	Gulf Coast Waste Disposal Authority, U.S. Steel Corp. Project 5.750%, 09/01/2017	50,139
895,000	Harris County Cultural Education Facilities Finance Corp., First Mortgage Brazos Presbyterian Homes 5.000%, 01/01/2027	967,593
155,000	Harris County Cultural Education Facilities Finance Corp., Willow Winds Project-Series A 5.000%, 10/01/2023	167,829
500,000	Mission Economic Development Corp. Revenue, Senior Lien Natgasoline Project-Series B 5.750%, 10/01/2031 (a)	523,540
675,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2025	717,802
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2026	528,405
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2031	503,720
255,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2019	257,425
275,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2021	276,576
300,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2023	309,111
330,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2025	337,339
150,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series D 6.000%, 07/01/2026	146,261
1,000,000	New Hope Cultural Education Facilities Finance Corp., TEMPS-80 MRC Senior Living Project 3.250%, 11/15/2022	984,210
1,200,000	Port Beaumont Navigation District Revenue, Jefferson Energy Co. Project (CS: Jefferson Railport LLC; SPA: See Notes) 7.250%, 02/01/2036 (Putable on 02/13/2020) (a)(b)	1,235,508
4,000,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project-Series A 0.940%, 07/01/2029 (Putable on 08/02/2017) (a)(b)	4,000,000

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	93,122
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023	59,158
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project () 3.875%, 11/15/2020	500,400
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility-Series A (CS: Buckingham Senior Living Community, Inc. Project) 4.500%, 11/15/2021	1,501,650
3,000,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Buckingham Senior Livng Community, Inc. Project-Series A 5.625%, 11/15/2024	3,073,530
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D 2.285%, (US0003M*0.67 +145.000 bps) 12/15/2026 (Putable on 09/15/2017) (b)	1,430,520
2,700,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026	3,269,268
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Revenue (CS: Macquarie Group Ltd.) 5.000%, 12/15/2025	1,138,260
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021	112,930
3,400,000	Travis County Health Facilities Development Corp. First Mortgage Revenue (CS: Longhorn Village) 5.250%, 01/01/2047 (Putable on 01/04/2022) (b)	3,400,884
1,000,000	Tyler Health Facilities Development Corp., Hospital and Improvement Bond-Series A (CS: East Texas Medical Center Regional Healthcare System Project) 5.250%, 11/01/2019	1,001,320
500,000	Tyler Health Facilities Development Corp., Hospital and Improvement Bond-Series A (CS: East Texas Medical Center Regional Healthcare System Project) 5.250%, 11/01/2021	500,280
		30,085,072

Vermont-1.7%
265,000	Vermont Housing Finance Agency-Series A (SPA: TD Bank NA) 0.920%, 11/01/2033 (Putable on 08/02/2017) (b)	265,000
3,100,000	Vermont Housing Finance Agency-Series A (LOC: DEXIA Credit Local) 0.920%, 05/01/2037 (Putable on 08/02/2017) (b)	3,100,000
360,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019	366,361
		3,731,361

Virgin Islands-1.0%
485,000	Virgin Islands Public Finance Authority, Matching Fund Loan Note-Series A 5.000%, 10/01/2020	421,955
1,500,000	Virgin Islands Public Finance Authority, Matching Fund Loan Note-Series B 5.000%, 10/01/2017	1,502,055
200,000	Virgin Islands Public Finance, Gross Receipts Taxes Loan Note-Series A 5.000%, 10/01/2032 (a)	212,908
		2,136,918

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Washington-2.8%
215,000	Klickitat County Public Hospital District No. 2, Skyline Hospital 5.750%, 12/01/2017	215,709
800,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (a)	800,264
80,000	Washington State Housing Finance Commission 5.000%, 01/01/2023	87,778
100,000	Washington State Housing Finance Commission 5.000%, 01/01/2023 (a)	106,097
1,000,000	Washington State Housing Finance Commission Revenue, Heron’s Key Senior Living-Series B-1 5.500%, 01/01/2024 (a)	1,001,830
1,460,000	Washington State Housing Finance Commission, Bayview Manor Homes-Series B 2.800%, 07/01/2021 (a)	1,456,219
1,480,000	Washington State Housing Finance Commission, Mirabella 6.000%, 10/01/2022 (a)	1,600,960
485,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.200%, 07/01/2021 (a)	479,539
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.750%, 07/01/2026 (a)	238,475
		5,986,871

West Virginia-0.4%
600,000	Ohio County WV 1.750%, 06/01/2018	597,900
200,000	West Virginia Water Development Authority, Loan Program IV-Series B (CS: AMBAC) 4.750%, 11/01/2035	200,472
		798,372

Wisconsin-2.9%
1,000,000	Public Finance Authority, American Dream at Meadowlands Project 5.000%, 12/01/2027 (a)	1,057,820
2,000,000	Public Finance Authority, Celanese Project-Series B 5.000%, 12/01/2025	2,267,520
200,000	Public Finance Authority, Church Home of Hartford 5.000%, 09/01/2025 (a)	218,152
245,000	Public Finance Authority, Glenridge Palmer Ranch-Series A 7.000%, 06/01/2020	261,591
685,000	Public Finance Authority, Guilford College Education Facilities 5.000%, 01/01/2026	757,706
830,000	Public Finance Authority, Guilford College Education Facilities 5.000%, 01/01/2027	912,436
620,000	Public Finance Authority, Senior Living Revenue-Series 2017A (CS: Marys Woods At Marylhurst Project) 3.950%, 11/15/2024 (a)	631,098
155,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022	161,975
		6,268,298
	Total Municipal Bonds (Cost $218,760,608)	219,934,460

Shares

Money Market Funds-0.0% (c)
17,586	BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.71%	17,586
	Total Money Market Funds (Cost $17,593)	17,586

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Total Investments (Cost $218,778,201) (d) - 101.6%	219,952,046
Liabilities in Excess of Other Assets-(1.6)%	(3,481,778)
TOTAL NET ASSETS 100.0%	$216,470,268

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 15.9% of the Fund’s net assets.

(b) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2017.

(c) Amount is less than 0.05%.

(d) See Note 2B for the cost of investments for federal tax purposes.

AMBAC-American Municipal Bond Assurance Corp.

CS-Credit Support

LOC-Line of Credit

MUNIPSA-SIFMA Municipal Swap Index Yield Analysis

NA-North America

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

SPA-Standby Purchase Agreement

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware statutory trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate series of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2017:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,083,188,716	$—	$1,083,188,716
Money Market Funds	—	96,560	—	96,560
Total	$—	$1,083,285,276	$—	$1,083,285,276

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$219,934,460	$—	$219,934,460
Money Market Funds	—	17,586	—	17,586
Total	$—	$219,952,046	$—	$219,952,046

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Ultra Short Municipal Income Fund	1,083,177,275	116,516	(8,515)	108,001
High Yield Managed Duration Municipal Fund	218,778,201	2,121,296	(947,451)	1,173,845

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2017

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2017

* Print the name and title of each signing officer under his or her signature.